Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands		Nov. 30, 2021	Nov. 30, 2020
EQUITY
Common shares, par value (in dollars per share)		$ 1	$ 1
Common shares, authorized (in shares)		600,000,000	600,000,000
Common shares, outstanding after deducting shares held in treasury (in shares)		243,541,431	249,750,542
Treasury stock, shares (in shares)		72,922,277	66,712,070
Assets	[1]	$ 60,404,110	$ 53,118,352
Liabilities	[1]	49,674,070	43,530,151
Financial instruments owned, at fair value (including securities pledged of $12,723,502 and $13,065,585)		$ 19,828,670	$ 18,124,577
Common shares, par value (in dollars per share)		$ 1	$ 1
Common stock, shares authorized (in shares)		600,000,000	600,000,000
Common shares, issued after deducting shares held in treasury (in shares)		243,541,431	249,750,542
Common shares, outstanding after deducting shares held in treasury (in shares)		243,541,431	249,750,542
Treasury stock, shares (in shares)		72,922,277	66,712,070
Asset Pledged as Collateral
Financial instruments owned, at fair value (including securities pledged of $12,723,502 and $13,065,585)		$ 12,723,502	$ 13,065,585
Variable interest entities
Assets		1,050,000	566,100
Liabilities		$ 4,640,000	$ 3,290,000

[1]	Total assets include assets related to variable interest entities of $1.05 billion and $566.1 million at November 30, 2021 and 2020, respectively, and Total liabilities include liabilities related to variable interest entities of $4.64 billion and $3.29 billion at November 30, 2021 and 2020, respectively. See Note 8 for additional information related to variable interest entities.